STOCK INCENTIVE PLANS (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Number of outstanding stock options		15,315,120
Weighted average remaining life (years)		3 years 1 month 24 days
Weighted average exercise price outstanding		$ 1.565
Weighted average exercise price exerciseable		$ 1.316
Number exercisable		1,720,456
Employee Stock Options One [Member]
Number of outstanding stock options	17,878,245
Weighted average remaining life (years)	3 years 9 months 18 days
Weighted average exercise price outstanding	$ 1.651
Weighted average exercise price exerciseable	$ 1.445
Number exercisable	2,213,281
Stock Options 1
Number of outstanding stock options	230,000
Weighted average remaining life (years)	1 year 2 months 15 days
Weighted average exercise price outstanding	$ 0.250
Weighted average exercise price exerciseable	$ 0.250
Number exercisable	186,875
Range of exercise prices	$ 0.25
Stock Options 2
Number of outstanding stock options	2,932,500
Weighted average remaining life (years)	2 years 7 months 6 days
Weighted average exercise price outstanding	$ 1.101
Weighted average exercise price exerciseable	$ 1.105
Number exercisable	514,531
Stock Option 3
Number of outstanding stock options	9,280,745
Weighted average remaining life (years)	3 years 5 months 12 days
Weighted average exercise price outstanding	$ 1.501
Weighted average exercise price exerciseable	$ 1.302
Number exercisable	1,098,125
Stock Option 4
Number of outstanding stock options	5,435,000
Weighted average remaining life (years)	4 years 6 months
Weighted average exercise price outstanding	$ 2.263
Weighted average exercise price exerciseable	$ 1.826
Number exercisable	413,750
Minimum | Stock Option 3
Range of exercise prices	$ 1.28	$ 1.28
Minimum | Stock Option 4
Range of exercise prices	1.79	1.79
Maximum | Stock Option 3
Range of exercise prices	1.53	1.53
Maximum | Stock Option 4
Range of exercise prices	3.67	$ 3.67
Stock Option 1
Number of outstanding stock options		230,000
Weighted average remaining life (years)		1 year 8 months 15 days
Weighted average exercise price outstanding		$ 0.250
Weighted average exercise price exerciseable		$ 0.250
Number exercisable		172,500
Range of exercise prices		$ 0.25
Stock Option 2
Number of outstanding stock options		3,074,375
Weighted average remaining life (years)		3 years 6 months 29 days
Weighted average exercise price outstanding		$ 1.108
Weighted average exercise price exerciseable		$ 1.105
Number exercisable		445,456
Stock Option 2 | Minimum
Range of exercise prices	1.10	$ 1.10
Stock Option 2 | Maximum
Range of exercise prices	$ 1.25	$ 1.25
Stock Option 3
Number of outstanding stock options		9,480,745
Weighted average remaining life (years)		3 years 9 months 25 days
Weighted average exercise price outstanding		$ 1.499
Weighted average exercise price exerciseable		$ 1.307
Number exercisable		993,750
Stock Option 4
Number of outstanding stock options		2,530,000
Weighted average remaining life (years)		4 years 7 months 20 days
Weighted average exercise price outstanding		$ 2.192
Weighted average exercise price exerciseable		$ 1.895
Number exercisable		108,750